Income taxes (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Income Taxes [Abstract]
Statutory rate	26.50%	26.50%
Canadian tax losses include dual Canadian and US resident entity	$ 26.2	$ 20.8